Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 6: Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at September 30, 2025, and December 31, 2024:

	September 30,	December 31,
	2025	2024
Trade accounts payable	$3,937,173	$3,677,455
Accrued payroll and payroll taxes	364,437	489,606
Total accounts payable and accrued liabilities	$4,301,610	$4,167,061

Note 7: Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2024, and 2023:

	December 31,	December 31,
	2024	2023
Trade accounts payable	$3,677,455	$7,094,334
Accrued payroll and payroll taxes	489,606	743,778
Total accounts payable and accrued liabilities	$4,167,061	$7,838,112